Other Receivables (Tables)	12 Months Ended
Jan. 31, 2023
Other Receivables
Schedule of other receivables

	January 31,	January 31,
	2023	2022
Net working capital adjustments receivable from acquisitions	384	309
Other receivables	11,274	13,766
	11,658	14,075